Accounts receivable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
The following is a table summarizing the components of our accounts receivable as of December 31, 2024 and 2023:

	At December 31,
In thousands of U.S. dollars	2024	2023
Scorpio MR Pool Limited	$72,794	$118,717
Scorpio LR2 Pool Limited	53,046	75,252
Scorpio Handymax Tanker Pool Limited	6,919	3,532
Mercury Pool Limited	4,053	3,346
Scorpio Services Holding Limited (SSH)	474	7
Scorpio LR1 Pool Limited	—	494
Receivables from the related parties	137,286	201,348

Spot voyage and time charter receivables	9,968	557
Insurance receivables	2,650	1,595
Other receivables	279	—
	$150,183	$203,500
Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited, Scorpio LR1 Pool Limited and Mercury Pool Limited (collectively referred to as the "Scorpio Pools") are related parties, as described in Note 15. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are therefore considered as non-current within Other Assets on the consolidated balance sheets. For chartered-in vessels, we classify the amounts as current (within accounts receivable) or non-current (within Other Assets) according to the expiration of the contract.
Accounts receivable from SSH include revenue earned and expenses incurred for voyages in the spot market or on time charter through SSH, a related party.
Spot voyage and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. Our accounts receivable mostly consist of accounts receivable from the Scorpio Pools, or from vessels in the spot market or on time charter. We have never experienced a historical credit loss of amounts due from the Scorpio Pools and all amounts are considered current.